Partners' Equity - Class B units (Details) - Class B units	Dec. 31, 2021 shares	Jul. 01, 2021 shares	Jul. 01, 2020 shares	Jun. 30, 2019	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Equity transactions
Number of units converted		415,000	415,000
Number of units outstanding	1,660,000				2,075,000	2,490,000
Conversion ratio of class B units into common units	1			1